SHARE-BASED COMPENSATION - Restricted Stock Units Fair Value Inputs (Details)	9 Months Ended
Sep. 30, 2017 CAD year
Share-Based Payment Arrangements [Abstract]
Weighted average risk-free interest rate	0.80%
Weighted average expected volatility	72.00%
Weighted average dividend yield	0.00%
Weighted average expected life of RSUs issued (years) | year	2.8
Weighted average grant-date fair value (C$ per share)	CAD 5.24
Weighted average share price at grant date (C$ per share)	CAD 5.24